Investments - Impaired Loans 3 (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Impaired loans, average investment during period (amortized cost)	$ 16.8	$ 36.6	$ 32.7	$ 43.7	$ 72.5
Interest income recognized on impaired loans, on an accrual basis	0.3	0.3	0.7	1.8	3.7
Interest income recognized on impaired loans, on a cash basis	0.3	0.5	0.8	1.8	4.2
Interest income recognized on troubled debt restructured loans, on an accrual basis	$ 0	$ 0.3	$ 0.3	$ 0.3	$ 0